CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

21.    CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	740	800	116
Prepaid expenses and other current assets, net	1,297	1,487	216

Total current assets	2,037	2,287	332

Non-current assets:
Long term investments	20,045	20,045	2,906
Investments in subsidiaries and consolidated VIEs	(703,779)	(227,203)	(32,941)

Total non-current assets	(683,734)	(207,158)	(30,035)

TOTAL ASSETS	(681,697)	(204,871)	(29,703)

LIABILITIES AND SHAREHOLDERS’ DEFICIT:
Current liabilities:
Accrued employee benefits	1,415	1,532	222
Amount due to related parties	—	3,587	520
Accrued expenses and other payables	2,277	2,065	299

Total current liabilities	3,692	7,184	1,041

Total liabilities	3,692	7,184	1,041

Shareholders’ deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 436,816,529 and 436,816,529 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	338	338	44
Additional paid-in capital	1,581,771	1,581,771	229,335
Treasury stock	(15,332)	(15,332)	(2,223)
Statutory reserves	1,326	1,326	192
Accumulated deficit	(2,239,219)	(1,784,129)	(258,674)
Accumulated other comprehensive (loss)/income	(14,273)	3,971	582
Total shareholders’ deficit	(685,389)	(212,055)	(30,744)

TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	(681,697)	(204,871)	(29,703)

21.    CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands of RMB and US$)

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$

General and administrative expenses	(11,802)	(10,952)	(6,023)	(874)

Operating loss	(11,802)	(10,952)	(6,023)	(874)

Interest income/(expense), net	—	—	—	—
Other income/(expenses), net	—	(1,224)	2,319	336
Foreign exchange (loss)/gain	13,568	(6,110)	(18,810)	(2,727)
Share of (losses)/income from subsidiaries and consolidated VIEs	(13,354)	(17,053)	14,030	2,034

Loss before income taxes	(11,588)	(35,339)	(8,484)	(1,231)
Income tax expense	—	—	—	—

Net loss from continuing operations	(11,588)	(35,339)	(8,484)	(1,231)
Net (loss)/income from discontinued operations	(60,919)	20,867	463,574	67,212
Net (loss)/income attributable to the Company’s shareholders	(72,507)	(14,472)	455,090	65,981

Foreign currency translation adjustment	(12,218)	(1,871)	18,244	2,645

Total other comprehensive loss, net of nil tax	(12,218)	(1,871)	18,244	2,645
Comprehensive loss	(84,725)	(16,343)	473,334	68,626

21.    CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands of RMB and US$)

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash used in operating activities	(123)	(17)	(284)	(41)

Cash flows from investing activities:
Net cash provided by investing activities	—	—	344	50
Cash flows from financing activities:
Net cash used in financing activities	—	—	—	—
Net increase /(decrease)in cash and cash equivalents	(123)	(17)	60	9
Cash and cash equivalents at beginning of the year	880	757	740	107
Effect of foreign exchange rate changes on cash	—	—	—	—
Cash and cash equivalents at end of the year	757	740	800	116

(a)    Basis of presentation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries and VIEs. The Company records its investment in its subsidiaries and VIEs under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their income as “Share of losses from subsidiaries and Consolidated VIEs” on the statements of comprehensive loss. The PRC subsidiary and VIEs have restrictions on their ability to pay dividends to the Company under PRC laws and regulations (Note 19). The subsidiaries and VIEs did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b)    Commitments

The Company does not have significant commitments or long-term obligations as of any of the periods presented.